Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets at fair value through the other comprehensive income	9,408	-	462	9,870
Financial assets measured at fair value through profit or loss	738	-	4,762	5,500
Dividend preference derivative in TSG (1)	-	-	3,000	3,000
Foreign currency derivative contracts	-	109	-	109
	$10,146	$109	$8,224	$18,479

	Fair value measurements
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Put options of non-controlling interests	-	-	72,188	72,188
Contingent consideration in respect of business combination	-	-	30,635	30,635
	$-	$-	$102,823	$102,823

	Fair value measurements
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Dividend preference derivative in TSG (1)	-	-	2,023	2,023
Convertible bonds at fair value through profit or loss	-	1,142	-	1,142
Foreign currency derivative contracts	-	188	-	188
	$-	$1,330	$2,023	$3,353

Liabilities:
Put options of non-controlling interests	-	-	71,278	71,278
Contingent consideration in respect of business combination	-	-	24,495	24,495
	$-	$-	$95,773	$95,773

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.